Dividend Income	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue From Dividends [Abstract]
Dividend Income
32. DIVIDEND INCOME

(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Dividend income related to financial assets at FVTPL	86,979	120,158	284,683
Dividend income related to financial assets at FVTOCI	20,980	18,385	24,528

Total	107,959	138,543	309,211

(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Dividend income recognized from assets held:
Equity securities	20,980	18,385	24,528